BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 23,867	$ 120,433	$ 118,066
Prepaid expenses (Note 9)	25,000	25,000	25,000
Total current assets	48,867	145,433	143,066
Deferred financing costs (Note 13)	406,668	366,684
Debt issue costs (Note 12)	22,792	32,998
Mineral properties (Note 3)	1,206,011	1,206,011	60,000
TOTAL ASSETS	1,684,338	1,751,126	203,066
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	162,450	60,862	21,457
Convertible debentures (Note 12)	7,757	1,831
Current portion of promissory note (Note 6)	7,757	127,353
Accrued expenses - related party (Note 9)	192,226	6,479	647
Total Current Liabilities	412,190	196,525	22,104
Promissory note (Note 6)	954,919	982,159
Total Liabilities	1,367,109	1,178,684	22,104
Contingency (Note 1)
Commitments (Note 8)
Subsequent Event (Note 12)
STOCKHOLDERS' EQUITY
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding	0
Common stock, 3,700,000,000 shares authorized at par value of $0.0001, 52,501,110 (December 31, 2011 - 49,737,000) shares issued and outstanding (Note 4)	5,332	5,250	4,974
Additional paid-in capital	5,138,101	4,833,170	1,206,184
Common stock issuable (Note 13)	0	171,975
Deficit accumulated during the exploration stage	(4,826,204)	(4,437,953)	(1,030,196)
Total Stockholders' Equity	317,229	572,442	180,962
TOTAL LIABILITIES AND STOCKHOLDERS'[ EQUITY	$ 1,684,338	$ 1,751,126	$ 203,066